Offerings	Sep. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Offering: 2
Offering:
Security Type	Equity
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 16,146
Offering: 10
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Fee Rate
Carry Forward File Number
Carry Forward Initial Effective Date
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Other
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Other
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Other
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Other
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Debt
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 17
Offering:
Rule 457(o)	true
Security Type	Other
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering: 18
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount of Registration Fee | $	$ 0
Carry Forward Form Type
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 18,540